Employee Benefit Plan, Description of Plan (Tables) - EBP001Member	12 Months Ended
Dec. 31, 2025 USD ($) shares
EBP, Description of Plan and Accounting Change [Abstract]
EBP, Participant Contribution, Pretax, Maximum Annual Compensation, Amount | $	$ 12,500
EBP, Investment, Number of Shares	529,908
EBP, Description of Plan [Line Items]
EBP, Investment, Number of Shares, Reserved	1,000,000
EBP, Tax Status
3.  Internal Revenue Service Status

The Plan is not a qualified plan under Section 423(b) of the Internal Revenue Code. Participants are subject to any required tax withholding by the Company on the taxable compensation earned under the Plan. Taxable compensation is determined as the difference between the discounted price paid by the Participant and the closing market price of the shares on the New York Stock Exchange on the date of purchase.

EBP, Summary of Accounting Policy
2.  Summary of Significant Accounting Policies

Basis of Accounting

The accompanying financial statements have been prepared on the accrual basis of accounting in conformity with U.S. generally accepted accounting principles.

Administrative Expenses

All administrative expenses of the Plan are paid by the Company.

Distributions

Distributions are recorded when common stock has been issued to Participants.

Subsequent Events

The Company has evaluated subsequent events for potential recognition and/or disclosure through the date these financial statements were issued and did not identify any items for disclosure.